Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL INTERNATIONAL TRUST
Entity Central Index Key	0000835597
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000017607
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class F
Trading Symbol	SEITX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the International Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class F Shares	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
AssetsNet	$ 3,471,188,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 9,211
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,471,188	1,008	$9,211	36%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-0.1%
Futures Contracts	0.0%
Other Countries	20.1%
Sweden	2.1%
U.S. Treasury Obligation	2.5%
Spain	2.6%
Australia	2.7%
Italy	3.8%
Switzerland	4.3%
Netherlands	5.5%
France	6.8%
Germany	8.0%
United States	8.9%
United Kingdom	12.6%
Japan	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 3.59%, 8/27/2026	2.5%
Novartis AG	1.7%
Roche Holding AG	1.4%
HSBC Holdings PLC	1.3%
Equinor ASA	1.1%
GSK PLC	1.1%
ING Groep NV	1.0%
Sanofi SA	0.8%
BASF SE	0.8%
Daimler Truck Holding AG	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000017606
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class I
Trading Symbol	SEEIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the International Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class I Shares	$68	1.32%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.32%
AssetsNet	$ 3,471,188,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 9,211
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,471,188	1,008	$9,211	36%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-0.1%
Futures Contracts	0.0%
Other Countries	20.1%
Sweden	2.1%
U.S. Treasury Obligation	2.5%
Spain	2.6%
Australia	2.7%
Italy	3.8%
Switzerland	4.3%
Netherlands	5.5%
France	6.8%
Germany	8.0%
United States	8.9%
United Kingdom	12.6%
Japan	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 3.59%, 8/27/2026	2.5%
Novartis AG	1.7%
Roche Holding AG	1.4%
HSBC Holdings PLC	1.3%
Equinor ASA	1.1%
GSK PLC	1.1%
ING Groep NV	1.0%
Sanofi SA	0.8%
BASF SE	0.8%
Daimler Truck Holding AG	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147407
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class Y
Trading Symbol	SEFCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the International Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class Y Shares	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 3,471,188,000
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 9,211
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,471,188	1,008	$9,211	36%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-0.1%
Futures Contracts	0.0%
Other Countries	20.1%
Sweden	2.1%
U.S. Treasury Obligation	2.5%
Spain	2.6%
Australia	2.7%
Italy	3.8%
Switzerland	4.3%
Netherlands	5.5%
France	6.8%
Germany	8.0%
United States	8.9%
United Kingdom	12.6%
Japan	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 3.59%, 8/27/2026	2.5%
Novartis AG	1.7%
Roche Holding AG	1.4%
HSBC Holdings PLC	1.3%
Equinor ASA	1.1%
GSK PLC	1.1%
ING Groep NV	1.0%
Sanofi SA	0.8%
BASF SE	0.8%
Daimler Truck Holding AG	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000017609
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class F
Trading Symbol	SIEMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Emerging Markets Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class F Shares	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 1,543,748,000
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 5,636
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,543,748	462	$5,636	37%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	9.4%
Saudi Arabia	1.4%
United States	1.6%
Poland	1.7%
United Arab Emirates	1.7%
Indonesia	2.0%
Mexico	2.3%
South Africa	4.0%
Brazil	6.6%
India	9.6%
South Korea	16.2%
Taiwan	19.5%
China	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	9.9%
Samsung Electronics Co Ltd	4.5%
Tencent Holdings Ltd	3.0%
SK hynix Inc	2.4%
Alibaba Group Holding Ltd	2.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.5%
Samsung Electronics Co Ltd, Preference	1.5%
Naspers Ltd, Cl N	1.1%
Delta Electronics Inc	1.0%
Grupo Financiero Banorte SAB de CV, Cl O	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147409
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class Y
Trading Symbol	SEQFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Emerging Markets Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class Y Shares	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,543,748,000
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 5,636
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,543,748	462	$5,636	37%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	9.4%
Saudi Arabia	1.4%
United States	1.6%
Poland	1.7%
United Arab Emirates	1.7%
Indonesia	2.0%
Mexico	2.3%
South Africa	4.0%
Brazil	6.6%
India	9.6%
South Korea	16.2%
Taiwan	19.5%
China	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	9.9%
Samsung Electronics Co Ltd	4.5%
Tencent Holdings Ltd	3.0%
SK hynix Inc	2.4%
Alibaba Group Holding Ltd	2.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.5%
Samsung Electronics Co Ltd, Preference	1.5%
Naspers Ltd, Cl N	1.1%
Delta Electronics Inc	1.0%
Grupo Financiero Banorte SAB de CV, Cl O	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000017608
Shareholder Report [Line Items]
Fund Name	International Fixed Income Fund
Class Name	Class F
Trading Symbol	SEFIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the International Fixed Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Fixed Income Fund, Class F Shares	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 388,452,000
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 574
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$388,452	565	$574	110%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	0.0%
Total Return Swaps	0.0%
Credit Default Swaps	0.0%
Futures Contracts	0.0%
Forward Contracts	1.3%
Other Countries	23.6%
Supra-National	2.8%
Spain	3.2%
Mexico	3.6%
Canada	4.1%
China	4.4%
France	5.5%
U.S. Treasury Obligation	5.7%
United Kingdom	6.5%
Australia	7.1%
Germany	7.6%
Japan	12.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Japan Government Thirty Year Bond	2.300%	03/20/40	3.8%
French Republic Government Bond	3.500%	11/25/33	3.6%
German Federal Government Bond	2.600%	05/15/41	3.0%
United Kingdom Gilt	4.750%	10/22/35	3.0%
Spanish Government Bond	3.000%	01/31/33	2.6%
U.S. Treasury Note	4.500%	02/15/44	2.3%
Japan Government Two Year Bond	0.800%	03/01/27	1.8%
U.S. Treasury Note	3.750%	04/30/27	1.7%
U.S. Treasury Note	2.250%	11/15/27	1.7%
Province of British Columbia Canada	4.000%	06/18/35	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000147408
Shareholder Report [Line Items]
Fund Name	International Fixed Income Fund
Class Name	Class Y
Trading Symbol	SIFIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the International Fixed Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Fixed Income Fund, Class Y Shares	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 388,452,000
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 574
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$388,452	565	$574	110%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	0.0%
Total Return Swaps	0.0%
Credit Default Swaps	0.0%
Futures Contracts	0.0%
Forward Contracts	1.3%
Other Countries	23.6%
Supra-National	2.8%
Spain	3.2%
Mexico	3.6%
Canada	4.1%
China	4.4%
France	5.5%
U.S. Treasury Obligation	5.7%
United Kingdom	6.5%
Australia	7.1%
Germany	7.6%
Japan	12.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Japan Government Thirty Year Bond	2.300%	03/20/40	3.8%
French Republic Government Bond	3.500%	11/25/33	3.6%
German Federal Government Bond	2.600%	05/15/41	3.0%
United Kingdom Gilt	4.750%	10/22/35	3.0%
Spanish Government Bond	3.000%	01/31/33	2.6%
U.S. Treasury Note	4.500%	02/15/44	2.3%
Japan Government Two Year Bond	0.800%	03/01/27	1.8%
U.S. Treasury Note	3.750%	04/30/27	1.7%
U.S. Treasury Note	2.250%	11/15/27	1.7%
Province of British Columbia Canada	4.000%	06/18/35	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000017610
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class F
Trading Symbol	SITEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Emerging Markets Debt Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class F Shares	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
AssetsNet	$ 936,762,000
Holdings Count | Holding	1,042
Advisory Fees Paid, Amount	$ 1,767
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$936,762	1,042	$1,767	41%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	-0.2%
Written Options	0.0%
Credit Default Swaps	0.0%
Futures Contracts	0.0%
Total Return Swaps	0.1%
Purchased Options	0.1%
Forward Contracts	0.1%
Other Countries	41.7%
Nigeria	2.1%
U.S. Treasury Obligation	2.2%
Peru	3.0%
Turkey	3.3%
Romania	3.5%
Brazil	4.1%
Poland	4.5%
Colombia	4.7%
South Africa	5.2%
Malaysia	6.2%
Indonesia	6.3%
Mexico	7.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Republic of South Africa Government Bond, ZAR	8.750%	02/28/48	1.2%
Peru Government Bond	5.400%	08/12/34	1.1%
Malaysia Government Bond	3.900%	11/30/26	1.0%
Petroleos Mexicanos	7.690%	01/23/50	1.0%
Mexican Bonos	8.500%	03/01/29	0.8%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	0.8%
Mexican Bonos	8.500%	02/28/30	0.8%
Republic of Poland Government Bond	1.750%	04/25/32	0.8%
Brazilian Government International Bond	7.250%	01/12/56	0.8%
Mexican Bonos	8.000%	04/15/32	0.8%

C000147410
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class Y
Trading Symbol	SIEDX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Emerging Markets Debt Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class Y Shares	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 936,762,000
Holdings Count | Holding	1,042
Advisory Fees Paid, Amount	$ 1,767
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$936,762	1,042	$1,767	41%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	-0.2%
Written Options	0.0%
Credit Default Swaps	0.0%
Futures Contracts	0.0%
Total Return Swaps	0.1%
Purchased Options	0.1%
Forward Contracts	0.1%
Other Countries	41.7%
Nigeria	2.1%
U.S. Treasury Obligation	2.2%
Peru	3.0%
Turkey	3.3%
Romania	3.5%
Brazil	4.1%
Poland	4.5%
Colombia	4.7%
South Africa	5.2%
Malaysia	6.2%
Indonesia	6.3%
Mexico	7.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Republic of South Africa Government Bond, ZAR	8.750%	02/28/48	1.2%
Peru Government Bond	5.400%	08/12/34	1.1%
Malaysia Government Bond	3.900%	11/30/26	1.0%
Petroleos Mexicanos	7.690%	01/23/50	1.0%
Mexican Bonos	8.500%	03/01/29	0.8%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	0.8%
Mexican Bonos	8.500%	02/28/30	0.8%
Republic of Poland Government Bond	1.750%	04/25/32	0.8%
Brazilian Government International Bond	7.250%	01/12/56	0.8%
Mexican Bonos	8.000%	04/15/32	0.8%